Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Note 1
4
. Commitments and Contingencies
Legal Proceedings
The Company is subject to, and may become a party to, a variety of litigation, other claims, suits, regulatory actions and government investigations and inquiries in the ordinary course of business. The Company is party to current legal proceedings as discussed more fully below.
Three related putative securities class action lawsuits were filed between September 30, 2021 and November 15, 2021, in the U.S. District Court for the Western District of New York against the Company, certain of the Company’s current officers and directors and certain officers and directors of DCRB: (Kauffmann v. Hyzon Motors Inc., et al. (No. 21-cv-06612-CJS), Brennan v. Hyzon Motors Inc., et al. (No. 21-cv-06636-CJS), and Miller v. Hyzon Motors Inc. et al. (No. 21-cv-06695-CJS)), asserting violations of federal securities laws. The complaints generally allege that the Company and individual defendants made materially false and misleading statements relating to the nature of the Company’s customer contracts, vehicle orders, and sales and earnings projections, based on allegations in a report released on September 28, 2021, by Blue Orca Capital, an investment firm that indicated that it held a short position in our stock and which has made numerous allegations about the Company. These lawsuits have been consolidated under the caption In re Hyzon Motors Inc. Securities Litigation (Case No. 6:21-cv-06612-CJS-MWP), and on March 21, 2022, the court-appointed lead plaintiff filed a consolidated amended complaint seeking monetary damages.
Between December 16, 2021 and January 14, 2022, three related shareholder derivative lawsuits were filed in the U.S. District Court for the Western District of New York: (Lee v. Anderson et al. (No. 21-cv-06744-CJS); Révész v. Anderson et al. (No. 22-cv-06012-CJS); and Shorab v. Anderson et al. (No. 22-cv-06023-CJS)). On February 2, 2022, a similar shareholder derivative lawsuit was filed in the U.S. District Court for the District of Delaware (Yellets v. Gu et al. (No. 22-cv-00156), and on February 3, 2022, another similar shareholder derivative lawsuit was filed in the Supreme Court of the State of New York, Kings County (Ruddiman v. Anderson et al. (No. 503402/2022)). These lawsuits name as defendants the Company’s current directors and certain former directors of DCRB, along with the Company as a nominal defendant, and generally allege that the individual defendants breached their fiduciary duties by making or failing to prevent the misrepresentations alleged in the consolidated securities class action, and assert claims for violations of federal securities laws, breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, and waste of corporate assets. These lawsuits generally seek equitable relief and monetary damages.
On March 18, 2022, a putative class action complaint, Malork v. Anderson et al. (C.A. No. 2022-0260-KSJM), was filed in the Delaware Court of Chancery against certain officers and directors of DCRB, DCRB’s sponsor, and certain investors in DCRB’s sponsor, alleging that the director defendants and controlling shareholders of DCRB’s sponsor breached their fiduciary duties in connection with the merger between DCRB and Legacy Hyzon. The complaint seeks equitable relief and monetary damages.

Between January 26, 2022 and March 28, 2022, Hyzon received four demands for books and records pursuant to Section 220 of the Delaware General Corporation Law from stockholders who state they are investigating whether to file similar derivative or stockholder lawsuits, among other purposes. The proceedings are subject to uncertainties inherent in the litigation process. We cannot predict the outcome of these matters or estimate the possible loss or range of possible loss, if any.
On January 12, 2022, the Company announced that it had received a subpoena from the SEC for production of documents and information, including documents and information related to the allegations made in the September 28, 2021 report issued by Blue Orca Capital. The Company is cooperating with the SEC.
The proceedings are subject to uncertainties inherent in the litigation process. Regardless of outcome, such proceedings or claims can have an adverse impact on us because of legal defense and settlement costs, diversion of resources, and other factors, and there can be no assurances that favorable outcomes will be obtained. Based on the early-stage nature of these cases, we cannot predict the outcome of these matters or estimate the possible loss or range of possible loss, if any.